Putnam New Jersey Tax Exempt Income Fund
The fund's portfolio
8/31/19 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
BAN — Bond Anticipation Notes
G.O. Bonds — General Obligation Bonds
G.O. Notes — General Obligation Notes
NATL — National Public Finance Guarantee Corp.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.35% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.1%)(a)
	Rating(RAT)	Principal amount	Value
California (0.4%)
San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/33	Aa2	$550,000	$644,358

			644,358
Delaware (0.6%)
DE River & Bay Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/42	A1	1,000,000	1,096,380

			1,096,380
Guam (0.9%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	800,000	944,560
Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	AAA/P	500,000	505,735

			1,450,295
Indiana (1.6%)
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	2,250,000	2,742,345

			2,742,345
New Jersey (84.3%)
Atlantic City, G.O. Bonds, (Tax Appeal)
Ser. A, BAM, 5.00%, 3/1/42	Baa1	1,000,000	1,183,670
Ser. B, AGM, 5.00%, 3/1/37	AA	1,000,000	1,195,400
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	700,000	830,228
Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds, (Cooper Hlth. Syst. Oblig. Group), 5.00%, 2/15/35	Baa1	250,000	280,623
Essex Cnty., G.O. Bonds, 1.50%, 9/8/20	MIG1	5,000,000	5,017,793
Essex Cnty., Impt. Auth. Rev. Bonds, NATL, 5.50%, 10/1/30	Aaa	1,290,000	1,823,415
Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5.75%, 11/1/28	AA	2,000,000	2,574,020
Ser. B, AGM, zero %, 11/1/24	AA	6,000,000	5,550,780
Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5.375%, 10/1/21	AA	1,720,000	1,864,411
Lyndhurst Twp., G.O. Bonds, 1.875%, 9/10/20(FWC)	AA+	1,300,000	1,307,254
Lyndhurst Twp., BAN G.O. Notes, 2.75%, 9/12/19	AA+	2,000,000	2,000,660
Monmouth Cnty., Impt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/15/34	Aaa	1,250,000	1,441,963
NJ Inst. of Tech. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A1	870,000	949,179
NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	995,000	1,148,688
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	800,000	833,816
Ser. WW, 5.25%, 6/15/32	Baa1	1,000,000	1,154,160
(Continental Airlines, Inc.), 5.25%, 9/15/29	BB	300,000	331,296
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,151,300
(Cranes Mill), 5.00%, 1/1/39	BBB+/F	1,250,000	1,435,288
(Provident Group-Kean Properties), Ser. A, 5.00%, 7/1/37	BBB-	250,000	283,960
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,750,000	2,098,093
Ser. AAA, 5.00%, 6/15/36	Baa1	550,000	640,552
Ser. DDD, 5.00%, 6/15/35	Baa1	1,800,000	2,114,442
(Provident Group-Rowan Properties, LLC), Ser. A, 5.00%, 1/1/35	Baa3	750,000	828,135
(Seeing Eye, Inc. (The)), 5.00%, 6/1/32	A	1,250,000	1,554,263
(NYNJ Link Borrower, LLC), AGM, 5.00%, 1/1/31	AA	1,150,000	1,298,224
(Biomedical Research Fac.), Ser. A, 5.00%, 7/15/30	Baa1	1,000,000	1,171,160
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	547,885
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,635,910
5.00%, 6/15/26	Baa1	2,000,000	2,166,940
(School Facs. Construction), Ser. NN, 5.00%, 3/1/25	Baa1	3,000,000	3,319,710
(Middlesex Wtr. Co., Inc.), Ser. A, 5.00%, 10/1/23	A+	1,500,000	1,722,015
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 4.75%, 6/15/32	Baa2	1,000,000	1,062,530
NJ State Econ. Dev. Auth. School Rev. Bonds, (Foundation Academy Charter School), Ser. A
5.00%, 7/1/50	BBB-	1,000,000	1,147,480
5.00%, 7/1/38	BBB-	300,000	350,136
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	1,750,000	2,063,058
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds
(NJ American Wtr. Co.), Ser. A, 5.70%, 10/1/39	A1	3,500,000	3,511,585
(NJ American Wtr. Co.), Ser. B, 5.60%, 11/1/34	A1	500,000	513,070
(NJ American Wtr. Co.), Ser. D, 4.875%, 11/1/29	A1	700,000	725,396
(Middlesex Water, Co.), 4.00%, 8/1/59	A+	1,000,000	1,102,600
NJ State Edl. Fac. Auth. Rev. Bonds
(Kean U.), Ser. A, 5.50%, 9/1/36 (Prerefunded 9/1/19)	A2	1,635,000	1,635,000
(Ramapo College of NJ), Ser. B, 5.00%, 7/1/37	A2	820,000	892,012
(Rider U.), Ser. A, 5.00%, 7/1/37	Baa2	500,000	521,455
(Stevens Inst. of Tech.), Ser. A, 5.00%, 7/1/35	A-	1,200,000	1,465,836
(Montclair State U.), Ser. B, 5.00%, 7/1/34	A2	500,000	605,015
(Princeton U.), Ser. B, 5.00%, 7/1/34	Aaa	2,000,000	2,541,280
(College of NJ (The)), Ser. G, 5.00%, 7/1/30	A2	1,000,000	1,183,020
(College of NJ (The)), Ser. F, 5.00%, 7/1/29	A2	500,000	609,360
(William Paterson U.), Ser. E, BAM, 5.00%, 7/1/23	AA	1,000,000	1,134,750
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan)
Ser. 2, 5.00%, 12/1/26	Aaa	55,000	57,169
Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,771,700
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,504,785
(U. Hosp. of NJ), Ser. A, AGM, 5.00%, 7/1/46	AA	500,000	572,230
(Hunterdon Med. Ctr.), 5.00%, 7/1/45	A-	1,000,000	1,113,340
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/44	AA-	1,000,000	1,154,000
(Barnabas Hlth. Oblig. Group), 5.00%, 7/1/43	AA-	2,000,000	2,406,780
(Inspira Hlth. Oblig. Group), Ser. A, 5.00%, 7/1/42	A2	1,000,000	1,202,380
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	2,015,000	2,325,129
(Princeton HealthCare Syst.), Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,212,260
(Robert Wood Johnson U. Hosp.), Ser. A, 5.00%, 7/1/39	AA-	1,000,000	1,162,140
(Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	800,000	986,376
(St. Lukes Warren Hosp.), 5.00%, 8/15/31	A3	1,000,000	1,113,240
(AHS Hosp. Corp.), Ser. A, 5.00%, 7/1/27	Aa3	25,000	25,077
(Holy Name Med. Ctr.), 5.00%, 7/1/25	Baa2	1,000,000	1,029,360
(RWJBarnabas Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/43	AA-	500,000	550,820
(AHS Hosp. Corp.), 4.00%, 7/1/41	Aa3	1,000,000	1,122,580
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 1.16%, 7/1/36	VMIG 1	1,200,000	1,200,000
(Compensation Program), Ser. A-4, 1.15%, 7/1/27	VMIG 1	780,000	780,000
(Virtua Hlth.), Ser. C, 0.65%, 7/1/43	A-1	2,665,000	2,665,000
(RWJ Barnabas Hlth.), Ser. B, 0.80%, 7/1/38	VMIG 1	2,385,000	2,385,000
NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
(Single Family Hsg.), Ser. A, 4.50%, 10/1/48	AA	1,400,000	1,561,784
Ser. A, 4.20%, 11/1/32	AA-	945,000	977,678
NJ State Tpk. Auth. Mandatory Put Bonds (1/1/21), Ser. C-5, 2.021%, 1/1/28	A+	600,000	600,744
NJ State Tpk. Auth. Rev. Bonds
Ser. A, 5.00%, 1/1/48	A+	1,000,000	1,243,720
Ser. B, 5.00%, 1/1/40	A+	1,000,000	1,233,350
Ser. G, 5.00%, 1/1/37	A+	500,000	621,715
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,228,280
Ser. A, 5.00%, 1/1/35	A+	1,000,000	1,201,390
Ser. E, 5.00%, 1/1/34	A+	1,250,000	1,474,338
Ser. A, 5.00%, 1/1/33	A+	1,000,000	1,170,090
Ser. E, 5.00%, 1/1/33	A+	200,000	252,678
Ser. E, 5.00%, 1/1/32	A+	1,000,000	1,269,150
Ser. A, 5.00%, 1/1/24 (Prerefunded 7/1/22)	A+	80,000	88,866
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/41	Baa1	2,000,000	2,273,600
(Trans. Syst.), Ser. B, 5.25%, 6/15/36	Baa1	1,000,000	1,060,330
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	2,000,000	2,318,860
(Trans. Syst.), Ser. D, 5.25%, 12/15/23	Baa1	2,000,000	2,302,380
(Trans. Syst.), Ser. A, 5.25%, 12/15/22	Baa1	1,000,000	1,120,300
Ser. A, 5.00%, 12/15/35	Baa1	1,000,000	1,201,070
Ser. A, 5.00%, 12/15/34	Baa1	730,000	879,395
Ser. A, 5.00%, 12/15/33	Baa1	500,000	604,320
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	705,000	839,733
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	960,000	1,155,149
(Trans. Syst.), Ser. A, zero %, 12/15/33	Baa1	2,500,000	1,671,225
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	2,400,000	2,173,680
North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa2	1,005,000	867,838
zero %, 12/15/26	Aa2	1,000,000	885,030
North Hudson, Swr. Auth. Rev. Bonds, Ser. A
5.00%, 6/1/42	A+	1,885,000	2,052,426
5.00%, 6/1/42 (Prerefunded 6/1/22)	AAA/P	115,000	127,375
Rutgers State U. Rev. Bonds, Ser. M, 5.00%, 5/1/34	Aa3	1,000,000	1,210,610
Salem Cnty., Poll Control Fin. Auth. Rev. Bonds, (Chambers Cogeneration LP), Ser. A, 5.00%, 12/1/23	BBB	350,000	380,433
Sussex Cnty., Muni. Util. Auth. Rev. Bonds, (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	1,203,645
Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. B, 5.00%, 6/1/46	BBB	1,000,000	1,120,060
Ser. A, 5.00%, 6/1/35	A-	1,500,000	1,796,805
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,500,000	1,624,440

			143,650,669
New York (8.2%)
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/51	A2	2,000,000	2,142,180
Port Auth. of NY & NJ Rev. Bonds
Ser. 93, 6.125%, 6/1/94	Aa3	5,000,000	6,078,400
Ser. 189, 5.00%, 5/1/45	Aa3	1,000,000	1,176,180
Ser. 194, 5.00%, 10/15/41	Aa3	1,000,000	1,194,270
Ser. 207, 5.00%, 9/15/31	Aa3	550,000	695,470
Ser. 207, 5.00%, 9/15/30	Aa3	1,150,000	1,462,409
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (KIAC Partners Special Project - 5th Installment), 6.75%, 10/1/19	BBB-/P	180,000	183,722
Port Auth. of NY & NJ Special Oblig. Rev. Bonds, (John F. Kennedy Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,057,510

			13,990,141
Pennsylvania (2.2%)
Delaware River Port Auth. PA & NJ Rev. Bonds, Ser. A
5.00%, 1/1/39	A+	750,000	947,295
5.00%, 1/1/38	A+	750,000	950,438
Delaware River, Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A1	500,000	630,405
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Republic Services, Inc.), Ser. A, 1.50%, 4/1/34	BBB+	1,200,000	1,200,096

			3,728,234
Puerto Rico (0.6%)
Cmnwlth. of PR, G.O. Bonds, (Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	Baa2	1,000,000	1,022,650

			1,022,650
Texas (2.3%)
Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	750,000	855,338
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	2,000,000	2,363,240
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.43%, 12/1/24	A-1+	650,000	650,000

			3,868,578
TOTAL INVESTMENTS

Total investments (cost $157,936,103)			$172,193,650

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through August 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $170,351,097.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.35%, 2.09% and 2.14%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	State debt	18.7%
	Transportation	18.4
	Health care	16.1
	Local debt	11.6
	Education	11.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$172,193,650	$—

Totals by level	$—	$172,193,650	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com